Supplemental Guarantor Financial Information - Schedule of Condensed Consolidated Statement of Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
OPERATING ACTIVITIES
Profit from continuing operations	$ 9,990	$ 5,157	[1]	$ 8,606	[1]
Depreciation, amortization and impairment	4,657	4,624		4,625
Net finance cost/(income)	3,473	8,826		6,626
Income tax expense	2,786	2,585		1,658
Other items	113	35		(189)
Cash flow from operating activities before changes in working capital and use of provisions	21,019	21,227		21,326
Working capital and provisions	(720)	(10)		(442)
Cash generated from operations	20,299	21,217		20,884
Interest paid, net	(3,927)	(4,130)		(3,966)
Dividends received	160	141		143
Income tax paid	(3,136)	(3,047)		(2,141)
Cash flow from operating activities	13,396	14,181		14,920
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(5,174)	(5,005)		(4,680)
Proceeds from sale of property, plant and equipment and of intangible assets	320	437		538
Acquisition of subsidiaries, net of cash	(385)	(84)		(571)
Sale of subsidiaries, net of cash disposed of	133	257		40
Proceeds from SAB transaction-related divestitures		(330)		11,697
Taxes on SAB transaction-related divestitures		(100)		(3,449)
Net proceeds from sale/(acquisition) of investment in short-term debt securities	(9)	1,296		4,337
Net proceeds from sale/(acquisition) of other assets	(25)	(172)		(277)
Net repayments/(payments) of loans granted	12	(156)		215
Proceeds from assets held for sale	55	0		15
Cash flow from investing activities	(5,073)	(3,857)		7,865
FINANCING ACTIVITIES
Proceeds from public offering of minority stake in Budweiser APAC	5,575
(Purchase)/sale of non-controlling interest	222	(923)		(207)
Proceeds from borrowings	22,584	17,782		13,352
Payments on borrowings	(30,592)	(22,489)		(23,333)
Cash net finance (cost)/income other than interests	(845)	(513)		(1,498)
Payment of lease liabilities	(441)	(423)		(373)
Dividends paid	(5,015)	(7,761)		(9,275)
Cash flow from financing activities	(8,512)	(14,327)		(21,334)
Net increase/(decrease) in cash and cash equivalents on continuing operations	(189)	(4,003)		1,451
Net increase/(decrease) in cash and cash equivalents on discontinued operations	539	755		827
Cash and cash equivalents less bank overdrafts at beginning of year	6,960	10,355		8,395
Effect of exchange rate fluctuations	(141)	(148)		(319)
Cash and cash equivalents less bank overdrafts at end of period	7,169	6,960		10,355
Anheuser- Busch InBev SA/NV [member]
OPERATING ACTIVITIES
Profit from continuing operations	9,171	4,359		7,990
Depreciation, amortization and impairment	175	147		128
Net finance cost/(income)	320	209		819
Income tax expense				16
Investment income	(9,383)	(4,194)		(8,288)
Other items	87	158		126
Cash flow from operating activities before changes in working capital and use of provisions	370	680		789
Working capital and provisions	(52)	182		(283)
Cash generated from operations	318	862		506
Interest paid, net	(555)	(137)		(860)
Dividends received	8,784			2
Income tax paid	(8)			(16)
Cash flow from operating activities	8,539	725		(368)
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(267)	(194)		(126)
Proceeds from sale of property, plant and equipment and of intangible assets	2
Acquisition of subsidiaries, net of cash		(27)
Sale of subsidiaries, net of cash disposed of		127
Net proceeds from sale/(acquisition) of investment in short-term debt securities		1,300		4,177
Net proceeds from sale/(acquisition) of other assets				535
Net repayments/(payments) of loans granted	5,273	29,335		(7,949)
Cash flow from investing activities	5,008	30,541		(3,363)
FINANCING ACTIVITIES
Intra-group capital reimbursements	(248)			18,594
Proceeds from borrowings	21,223	6,337		24,604
Payments on borrowings	(32,191)	(36,673)		(20,574)
Cash net finance (cost)/income other than interests	57	263		(463)
Dividends paid	(4,027)	(6,541)		(7,992)
Cash flow from financing activities	(15,186)	(36,614)		14,169
Net increase/(decrease) in cash and cash equivalents on continuing operations	(1,639)	(5,348)		10,438
Cash and cash equivalents less bank overdrafts at beginning of year	(5,445)	(74)		(10,244)
Effect of exchange rate fluctuations	(419)	(23)		(268)
Cash and cash equivalents less bank overdrafts at end of period	(7,503)	(5,445)		(74)
Anheuser Busch InBev Worldwide Inc. [member]
OPERATING ACTIVITIES
Profit from continuing operations	2,505	257		2,336
Net finance cost/(income)	2,173	3,047		3,064
Income tax expense	(232)	(293)		(614)
Investment income	(3,101)	(1,979)		(3,720)
Cash flow from operating activities before changes in working capital and use of provisions	1,345	1,123		1,067
Working capital and provisions	740	360		869
Cash generated from operations	2,085	1,483		1,936
Interest paid, net	(2,664)	(2,718)		(3,156)
Cash flow from operating activities	(579)	(1,235)		(1,220)
INVESTING ACTIVITIES
Net repayments/(payments) of loans granted	(1,742)	4,599		4,996
Cash flow from investing activities	(1,742)	4,599		4,996
FINANCING ACTIVITIES
Proceeds from borrowings	22,264	9,762		2,262
Payments on borrowings	(19,792)	(13,367)		(5,876)
Cash net finance (cost)/income other than interests	(130)
Dividends paid				(75)
Cash flow from financing activities	2,342	(3,605)		(3,689)
Net increase/(decrease) in cash and cash equivalents on continuing operations	21	(241)		87
Cash and cash equivalents less bank overdrafts at beginning of year	4	242		155
Cash and cash equivalents less bank overdrafts at end of period	25	4		242
Anheuser Busch InBev Finance Inc. [member]
OPERATING ACTIVITIES
Profit from continuing operations	58	37		9
Net finance cost/(income)	(66)	(37)		(26)
Income tax expense	8			17
Cash flow from operating activities before changes in working capital and use of provisions				(1)
Working capital and provisions				(4)
Cash generated from operations				(5)
Interest paid, net	38	73		79
Income tax paid	(7)	(8)		(16)
Cash flow from operating activities	31	65		58
INVESTING ACTIVITIES
Net repayments/(payments) of loans granted	10,459	31,459		332
Cash flow from investing activities	10,459	31,459		332
FINANCING ACTIVITIES
Proceeds from borrowings		9,755		1,470
Payments on borrowings	(10,501)	(41,259)		(1,306)
Cash flow from financing activities	(10,501)	(31,504)		164
Net increase/(decrease) in cash and cash equivalents on continuing operations	(11)	20		554
Cash and cash equivalents less bank overdrafts at beginning of year	29	9		(617)
Effect of exchange rate fluctuations				72
Cash and cash equivalents less bank overdrafts at end of period	18	29		9
Anheuser Busch Companies [member]
OPERATING ACTIVITIES
Profit from continuing operations	3,358	4,785		7,637
Depreciation, amortization and impairment	815	840		884
Net finance cost/(income)	(931)	(2,435)		(3,210)
Income tax expense	660	718		(1,506)
Investment income	(157)	(1,502)		(127)
Other items	129	3		(9)
Cash flow from operating activities before changes in working capital and use of provisions	3,874	3,917		3,673
Working capital and provisions	4,111	(403)		(1,319)
Cash generated from operations	7,985	3,514		2,354
Interest paid, net	(47)	3,999		98
Dividends received	12,939			76
Income tax paid	(559)	(616)		289
Cash flow from operating activities	20,318	6,897		2,817
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(500)	(857)		(625)
Proceeds from sale of property, plant and equipment and of intangible assets	73	47		20
Acquisition of subsidiaries, net of cash	(11,376)			(419)
Sale of subsidiaries, net of cash disposed of	6			42
Taxes on SAB transaction-related divestitures				(3,449)
Net proceeds from sale/(acquisition) of other assets	(16)	13		4
Net repayments/(payments) of loans granted	(6,193)	(19,654)		378
Cash flow from investing activities	(18,006)	(20,451)		(4,049)
FINANCING ACTIVITIES
Intra-group capital reimbursements				28
Proceeds from borrowings	5,033	23,483		8,152
Payments on borrowings	(9,958)	(11,169)		(6,541)
Cash net finance (cost)/income other than interests	2,713	18		(22)
Payment of lease liabilities	(49)	(48)		(44)
Dividends paid	(286)
Cash flow from financing activities	(2,547)	12,284		1,573
Net increase/(decrease) in cash and cash equivalents on continuing operations	(235)	(1,270)		341
Cash and cash equivalents less bank overdrafts at beginning of year	580	1,929		1,464
Effect of exchange rate fluctuations		(80)		28
Cash and cash equivalents less bank overdrafts at end of period	345	580		1,929
Subsidiary Guarantors [member]
OPERATING ACTIVITIES
Profit from continuing operations	1,275	911		4,750
Depreciation, amortization and impairment				(78)
Net finance cost/(income)	(369)	(113)		(942)
Income tax expense	1	2		177
Investment income	(891)	(848)		(4,041)
Other items				2
Cash flow from operating activities before changes in working capital and use of provisions	16	(48)		(133)
Working capital and provisions	(37)	(15)		109
Cash generated from operations	(21)	(63)		(24)
Interest paid, net	(177)	(190)		245
Dividends received	3			2
Income tax paid	(8)	(7)		(4)
Cash flow from operating activities	(203)	(260)		219
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets				91
Proceeds from sale of property, plant and equipment and of intangible assets	1			(2)
Acquisition of subsidiaries, net of cash	222			113
Net proceeds from sale/(acquisition) of other assets				(73)
Net repayments/(payments) of loans granted	506	3,051		4,229
Cash flow from investing activities	729	3,051		4,358
FINANCING ACTIVITIES
Intra-group capital reimbursements	7,500			(21,180)
Proceeds from borrowings	4,696	157		8,045
Payments on borrowings	(4,058)			(12,813)
Cash net finance (cost)/income other than interests	95	10		2,011
Dividends paid	(5,049)
Cash flow from financing activities	3,184	166		(23,937)
Net increase/(decrease) in cash and cash equivalents on continuing operations	3,710	2,957		(19,360)
Cash and cash equivalents less bank overdrafts at beginning of year	3,486	599		18,376
Effect of exchange rate fluctuations	152	(5)		1,583
Cash and cash equivalents less bank overdrafts at end of period	7,348	3,486		599
Non-Guarantors [member]
OPERATING ACTIVITIES
Profit from continuing operations	9,662	5,110		8,261
Depreciation, amortization and impairment	3,667	3,637		3,691
Net finance cost/(income)	2,346	8,155		6,921
Income tax expense	2,349	2,158		3,568
Investment income	(2,506)	(3,379)		(6,201)
Other items	(103)	(125)		(308)
Cash flow from operating activities before changes in working capital and use of provisions	15,414	15,555		15,931
Working capital and provisions	(5,482)	(230)		27
Cash generated from operations	9,932	15,325		15,958
Interest paid, net	(522)	(5,129)		(6,237)
Dividends received	458	39		140
Income tax paid	(2,554)	(2,416)		(2,394)
Cash flow from operating activities	7,314	7,819		7,467
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(4,407)	(3,954)		(4,020)
Proceeds from sale of property, plant and equipment and of intangible assets	244	390		520
Acquisition of subsidiaries, net of cash	10,769	(57)		(265)
Sale of subsidiaries, net of cash disposed of	127	130		(2)
Proceeds from SAB transaction-related divestitures		(330)		11,697
Taxes on SAB transaction-related divestitures		(100)
Net proceeds from sale/(acquisition) of investment in short-term debt securities	(9)	(4)		160
Net proceeds from sale/(acquisition) of other assets	(9)	(185)		(743)
Net repayments/(payments) of loans granted	7,603	93,436		43,231
Proceeds from assets held for sale	55			15
Cash flow from investing activities	14,373	89,326		50,593
FINANCING ACTIVITIES
Intra-group capital reimbursements	(7,252)			2,558
Proceeds from public offering of minority stake in Budweiser APAC	5,575
(Purchase)/sale of non-controlling interest	222	(923)		(207)
Proceeds from borrowings	19,390	(31,555)		(219)
Payments on borrowings	(20,008)	(62,274)		(46,006)
Cash net finance (cost)/income other than interests	(3,580)	(925)		(3,024)
Payment of lease liabilities	(392)	(375)		(329)
Dividends paid	(17,677)	(1,218)		(1,285)
Cash flow from financing activities	(23,722)	(97,269)		(48,512)
Net increase/(decrease) in cash and cash equivalents on continuing operations	(2,035)	(124)		9,548
Net increase/(decrease) in cash and cash equivalents on discontinued operations	539	755		827
Cash and cash equivalents less bank overdrafts at beginning of year	8,311	7,745		(739)
Effect of exchange rate fluctuations	126	(40)		(1,891)
Cash and cash equivalents less bank overdrafts at end of period	6,936	8,311		7,745
Eliminations [member]
OPERATING ACTIVITIES
Profit from continuing operations	(16,038)	(11,901)		(22,377)
Investment income	16,038	11,902		22,377
Other items		(1)
Working capital and provisions		96		159
Cash generated from operations		96		159
Interest paid, net		(28)		5,865
Dividends received	(22,024)	102		(77)
Cash flow from operating activities	(22,024)	170		5,947
INVESTING ACTIVITIES
Net repayments/(payments) of loans granted	(15,894)	(142,382)		(45,002)
Cash flow from investing activities	(15,894)	(142,382)		(45,002)
FINANCING ACTIVITIES
Proceeds from borrowings	(50,022)	(157)		(30,962)
Payments on borrowings	65,916	142,253		69,783
Cash net finance (cost)/income other than interests		121
Dividends paid	22,024	(2)		77
Cash flow from financing activities	37,918	142,215		38,898
Net increase/(decrease) in cash and cash equivalents on continuing operations		3		(157)
Cash and cash equivalents less bank overdrafts at beginning of year	$ 3
Effect of exchange rate fluctuations				$ 157
Cash and cash equivalents less bank overdrafts at end of period		$ 3

[1]	The consolidated income statements for 2017 and 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.